24. INDEBTEDNESS (Tables)	12 Months Ended
Dec. 31, 2017
Indebtedness
Schedule of indebtedness

As at December 31,	2017	2016
Senior Secured Credit Facilities (a)
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (December 31, 2017 – USD$2,399,686, December 31, 2016 – USD$2,423,925)	3,016,645	3,257,998
8.875% Senior Notes (USD$500,000) (c)	628,550	672,050
	3,645,195	3,930,048
Less: deferred financing costs, interest rate floors and prepayment options (d)	(101,818)	(78,410)
	3,543,377	3,851,638
Less: current indebtedness	(14,486)	(21,931)
Long-term indebtedness	$3,528,891	$3,829,707

Schedule of short-term and long-term portions of deferred financing costs, interest rate floors, prepayment option and premiums

The short-term and long-term portions of deferred financing costs, interest rate floor and prepayment option were as follows:

As at December 31,	2017	2016
Short-term deferred financing costs	$13,435	$8,224
Long-term deferred financing costs	74,278	53,570
	$87,713	$61,794
Short-term interest rate floor	$3,413	$3,297
Long-term interest rate floor	18,483	21,900
	$21,896	$25,197
Short-term prepayment option	$(863)	$(790)
Long-term prepayment option	(6,928)	(7,791)
	$(7,791)	$(8,581)
Deferred financing costs, interest rate floor and prepayment option	$101,818	$78,410

Schedule of outstanding principal balance of indebtedness

The outstanding principal balance of indebtedness, excluding deferred financing costs, interest rate floor and prepayment option will be repaid as follows (in millions of Canadian dollars):

2018	2019	2020	2021	2022	Thereafter	Total
$30.5	$30.5	$30.5	$30.5	$30.5	$3,492.7	$3,645.2